Land, Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (6,822,294)	$ (982,615)	¥ (6,070,955)
Less: Impairment	(7,293,644)	(1,050,503)	(6,118,378)
Subtotal	4,737,275	682,310	6,426,628
Construction in progress	141,811	20,425	419,854
Total land, property, plant and equipment, net	4,879,086	702,735	6,846,482
Land [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	24,693	3,557	20,788
Total land, property, plant and equipment, net			186,111
Buildings [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	3,830,017	551,637	3,829,922
Total land, property, plant and equipment, net			263,624
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	14,828,021	2,135,679	14,564,201
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	93,255	13,432	106,325
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Land, property, plant and equipment	¥ 77,227	$ 11,123	¥ 94,725